Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

Balance sheet items, except for equity accounts:

	As of March 31, 2025	As of September 30, 2024
RMB to US	US$1=RMB7.2567	US$1=RMB7.0176
JPY to US	US$1=JPY149.9000	US$1=JPY143.2500
HKD to US	US$1=HKD7.7799	US$1=HKD7.7693

Items in the statements of operations and comprehensive income, and statements of cash flows:

	For the six months ended March 31, 2025	For the six months ended March 31, 2024
RMB to US	US$1=RMB7.2308	US$1=RMB7.2064
JPY to US	US$1=JPY152.3937	US$1=JPY148.1735
HKD to US	US$1=HKD7.7771	US$1=HKD7.8172

Balance sheet items, except for equity accounts:

As of September 30,
	2024	2023	2022
RMB to US	US$1=RMB7.0176	US$1=RMB7.2960	US$1=RMB7.1135
JPY to US	US$1=JPY143.2500	US$1=JPY149.4300	US$1=JPY144.7100
HKD to US	US$1=HKD7.7693	US$1=HKD7.8308	US$1=HKD7.8498

Items in the statements of income and comprehensive income, and statements of cash flows:

For the Years Ended September 30,
	2024	2023	2022
RMB to US	US$1=RMB7.2043	US$1=RMB7.0533	US$1=RMB6.5532
JPY to US	US$1=JPY150.3267	US$1=JPY138.9277	US$1=JPY124.6952
HKD to US	US$1=HKD7.8127	US$1=HKD7.8310	US$1=HKD7.8228

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	4 - 6 years
Office equipment	3 - 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	4 - 6 years
Office equipment	3 - 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets